Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Fair Value of Assets and Liabilities

6. Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:	Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:

Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy.

(1) Specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

(2) Quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the financial statements.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant inputs and valuation techniques for Level 2 and Level 3 assets and liabilities measured at fair value on a recurring basis

Level 2 measurements

•	Fixed income securities:

U.S. government and agencies, municipal, corporate - public and foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate - privately placed: Privately placed are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Corporate - privately placed also includes redeemable preferred stock that are valued using quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

ABS and MBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable. ABS and residential MBS include prepayment speeds as a primary input for valuation.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•	Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

Over-the-counter (“OTC”) derivatives, including foreign exchange forward contracts and options, are valued using models that rely on inputs such as currency rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

•	Fixed income securities:

Municipal: Comprise municipal bonds that are not rated by third-party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable.

Corporate - public and privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs for corporate fixed income securities include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

•

Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•

Other investments: Certain OTC derivatives, such as interest rate caps, are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves.

•

Other assets: Includes a structured settlement annuity reinsurance agreement accounted for as a derivative instrument that is valued internally. The model primarily uses stochastically determined cash flows, ultimate reinvestment spreads and applicable market data, such as interest rate and volatility assumptions. This item is categorized as Level 3 as a result of the significance of non-market observable inputs.

•

Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Investments excluded from the fair value hierarchy

Limited partnerships carried at fair value, which do not have readily determinable fair values, use NAV provided by the investees and are excluded from the fair value hierarchy. These investments are generally not redeemable by the investees and generally cannot be sold without approval of the general partner. The Company receives distributions of income and proceeds from the liquidation of the underlying assets of the investees, which usually takes place in years 4-9 of the typical contractual life of 10-12 years. As of December 31, 2019, the Company has commitments to invest $29.6 million in these limited partnership interests.

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2019
Assets
Fixed income securities:
U.S. government and agencies	$2,250	$50,564	$—		$52,814
Municipal	—	530,584	21,696		552,280
Corporate - public	—	2,688,680	5,221		2,693,901
Corporate - privately placed	—	962,072	19,272		981,344
Foreign government	—	140,166	—		140,166
MBS	—	13,857	—		13,857

Total fixed income securities	2,250	4,385,923	46,189		4,434,362
Equity securities	265,195	858	8,080		274,133
Short-term investments	124,763	99,335	—		224,098
Other investments: Free-standing derivatives	—	6,008	75	$(846)	5,237
Separate account assets	265,546	—	—		265,546
Other assets	—	—	231,491		231,491

Total recurring basis assets	$657,754	$4,492,124	$285,835	$(846)	$5,434,867

% of total assets at fair value	12.1%	82.6%	5.3%	—%	100.0%
Investments reported at NAV					109,066

Total					$5,543,933

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(16,653)		$(16,653)
Other liabilities: Free-standing derivatives	—	(2,920)	—	$15	(2,905)

Total recurring basis liabilities	$—	$(2,920)	$(16,653)	$15	$(19,558)

% of total liabilities at fair value	—%	15.0%	85.1%	(0.1)%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$36,299	$49,165	$—		$85,464
Municipal	—	683,102	20,821		703,923
Corporate - public	—	2,437,942	6,761		2,444,703
Corporate - privately placed	—	1,106,938	11,190		1,118,128
Foreign government	—	136,822	—		136,822
ABS	—	19,888	—		19,888
MBS	—	21,416	—		21,416

Total fixed income securities	36,299	4,455,273	38,772		4,530,344
Equity securities	172,077	731	12,162		184,970
Short-term investments	50,353	38,195	—		88,548
Other investments: Free-standing derivatives	—	1,240	394	$(981)	653
Separate account assets	241,710		—		241,710
Other assets	1	—	169,386		169,387

Total recurring basis assets	$500,440	$4,495,439	$220,714	$(981)	$5,215,612

% of total assets at fair value	9.6%	86.2%	4.2%	—%	100.0%
Investments reported at NAV					104,778

Total					$5,320,390

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$ (3,801)		$(3,801)
Other liabilities: Free-standing derivatives	—	(192)	—	$11	(181)

Total recurring basis liabilities	$—	$(192)	$ (3,801)	$11	$(3,982)

% of total liabilities at fair value	—%	4.8%	95.5%	(0.3)%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2019
Other assets – Structured settlement annuity reinsurance agreement	$231,491	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 203.6 basis points	165.7 basis points
Derivatives embedded in life contracts – equity-indexed and forward starting options	$(14,239)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.00%

December 31, 2018
Other assets – Structured settlement annuity reinsurance agreement	$169,386	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 218.6 basis points	169.3 basis points

If the ultimate reinvestment spreads increased (decreased), it would result in a lower (higher) fair value for the structured settlement annuity reinsurance agreement. The embedded derivatives are equity-indexed and forward starting options in certain life products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

As of December 31, 2019 and 2018, Level 3 fair value measurements of fixed income securities total $46.2 million and $38.8 million, respectively, and include $8.4 million and $33.4 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As the Company does not develop the Level 3 fair value unobservable inputs for these fixed income securities, they are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$20,821	$—	$1,695	$—	$—
Corporate - public	6,761	1	542	—	(2,083)
Corporate - privately placed	11,190	6	422	13,987	—

Total fixed income securities	38,772	7	2,659	13,987	(2,083)
Equity securities	12,162	2,653	—	—	(16)
Free-standing derivatives, net	394	(200)	—	—	—
Other assets	169,386	62,105	—	—	—

Total recurring Level 3 assets	$220,714	$64,565	$2,659	$13,987	$(2,099)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(3,801)	$(1,664)	$—	$(10,128)	$—

Total recurring Level 3 liabilities	$(3,801)	$(1,664)	$—	$(10,128)	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$—	$(820)	$—	$—	$21,696
Corporate - public	—	—	—	—	5,221
Corporate - privately placed	—	—	—	(6,333)	19,272

Total fixed income securities	—	(820)	—	(6,333)	46,189
Equity securities	210	(6,768)	—	(161)	8,080
Free-standing derivatives, net	18	—	—	(137)	75 (1)
Other assets	—	—	—	—	231,491

Total recurring Level 3 assets	$228	$(7,588)	$—	$(6,631)	$285,835

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(1,283)	$223	$(16,653)

Total recurring Level 3 liabilities	$—	$—	$(1,283)	$223	$(16,653)

(1)	Comprises $75 thousand of assets

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—
Corporate - public	7,312	1	(383)	—	—
Corporate - privately placed	55,979	4	(639)	—	(22,957)
ABS	15,205	—	(205)	—	—

Total fixed income securities	99,674	5	(1,584)	—	(22,957)
Equity securities	7,159	2,600	(5)	—	—
Free-standing derivatives, net	336	65	—	—	—
Other assets	166,290	3,096	—	—	—

Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—

Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$—	$—	$—	$—	$20,821
Corporate - public	—	—	—	(169)	6,761
Corporate - privately placed	—	—	—	(21,197)	11,190
ABS	—	—	—	(15,000)	—

Total fixed income securities	—	—	—	(36,366)	38,772
Equity securities	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	66	—	—	(73)	394 (1)
Other assets	—	—	—	—	169,386

Total recurring Level 3 assets	$3,789	$(1,315)	$—	$(36,439)	$220,714

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(3,801)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(3,801)

(1)	Comprises $394 thousand of assets

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6.761

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2016	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$22,723	$15	$347	$—	$—
Corporate - public	4,091	—	(64)	—	(1,565)
Corporate - privately placed	75,713	4,080	(4,520)	—	—
ABS	14,803	—	402	—	—

Total fixed income securities	117,330	4,095	(3,835)	—	(1,565)
Equity securities	5,920	585	492	—	(275)
Free-standing derivatives, net	311	(54)	—	—	—
Other assets	109,578	56,712	—	—	—

Total recurring Level 3 assets	$233,139	$61,338	$(3,343)	$—	$(1,840)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,177)	$2,381	$—	$—	$—

Total recurring Level 3 liabilities	$(7,177)	$2,381	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$—	$—	$(1,907)	$21,178
Corporate - public	4,989	—	—	(139)	7,312
Corporate - privately placed	1	(18,000)	—	(1,295)	55,979
ABS	—	—	—	—	15,205

Total fixed income securities	4,990	(18,000)	—	(3,341)	99,674
Equity securities	1,018	(581)	—	—	7,159
Free-standing derivatives, net	127	—	—	(48)	336 (1)
Other assets	—	—	—	—	166,290

Total recurring Level 3 assets	$6,135	$(18,581)	$—	$(3,389)	$273,459

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(4,796)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(4,796)

(1)	Comprises $336 thousand of assets

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2017.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$606	$60,732	$2,937	$(556)	$63,719

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source, including situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider resulting in the price becoming stale or replaced with a broker quote whose inputs have not been corroborated to be market observable. This situation will result in, the transfer of a security into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2019, 2018 or 2017.

Transfers into Level 3 during 2019, 2018 and 2017 included situations where a quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers into Level 3 during 2019 also included derivatives embedded in equity-indexed universal life contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs. Transfers out of Level 3 during 2019, 2018 and 2017 included situations where a broker quote was used in the prior period and a quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2019	2018	2017
Assets
Fixed income securities:
Municipal	$—	$—	$15
Corporate	3	3	5

Total fixed income securities	3	3	20
Free-standing derivatives, net	(200)	65	(55)
Equity securities	82	2,594	586
Other assets	62,105	3,096	56,712

Total recurring Level 3 assets	$61,990	$5,758	$57,263

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(1,664)	$995	$2,381

Total recurring Level 3 liabilities	$(1,664)	$995	$2,381

Total included in net income	$60,326	$6,753	$59,644

Components of net income
Net investment income	$(535)	$3	$606
Realized capital gains and losses	62,525	5,755	56,657
Contract benefits	987	(326)	2,937
Interest credited to contractholder funds	(2,651)	1,321	(556)

Total included in net income	$60,326	$6,753	$59,644

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in thousands)		December 31, 2019		December 31, 2018
Financial Assets	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$733,258	$764,201	$696,062	$699,936

Financial Liabilities
Contractholder funds on investment contracts	Level 3	$1,605,574	$1,730,341	$1,755,866	$1,821,641
Liability for collateral	Level 2	158,111	158,111	69,788	69,788